                        SUPPLEMENT DATED JULY 1, 1999 TO

                       PROSPECTUS DATED JULY 1, 1999 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGE 8 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
            (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                            0.45%         0.50%          0.00%       0.95%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                         0.48%         0.47%          0.00%       0.95%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector Bond Fund                        0.54%         0.36%          0.00%       0.90%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                            1.00%         0.25%          0.00%       1.25%
--------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

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

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

--------------------------------------------------------------------------------------------------------------------
                                                            Management      Other        12b-1      Total Mutual
                                                               Fees       Expenses       Fees       Fund Expenses
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                         0.40%         0.21%        0.00%        0.61%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                             0.80%         0.50%        0.00%        1.30%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                          0.80%         0.47%        0.00%        1.27%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector Bond Fund                         0.75%         0.36%        0.00%        1.11%
--------------------------------------------------------------------------------------------------------------------

2. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "EXAMPLE" CHART LOCATED ON PAGES 9 THROUGH 10 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The chart reflects expenses of both the variable account and the underlying mutual funds. The chart reflects variable account charges of 1.70%, which is the maximum variable account charges that could be assessed to a contract.

For those contracts that do not elect the maximum number of rider options, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

--------------------------------------------------------------------------------------------------------------------------
                            If you surrender your contract  If you do not surrender your   If you annuitize your contract at
                             at the end of the applicable    contract at the end of the     at the end of the applicable
                                    time period                applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          87     127    161     266      24    73     125     266      *     73     125      266
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity          91     139    181     308      28    85     145     308      *     85     145      308
Income Fund
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NSAT Nationwide High Income     91     139    181     308      28    85     145     308      *     85     145      308
Bond Fund
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NSAT Nationwide Multi-Sector    90     138    179     303      27    84     143     303      *     84     143      303
Bond Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           94     149    197     338      31    95     161     338      *     95     161      338
Company Fund
--------------------------------------------------------------------------------------------------------------------------

3. THE 1ST PARAGRAPH OF THE "DOLLAR COST AVERAGING" PROVISION LOCATED ON PAGE 25 OF YOUR PROSPECTUS IS AMENDED TO DELETE THE FOLLOWING SENTENCE:

     "Contract owners may participate in this program if their contract value is $10,000 or more."